Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Operating Expenses [Abstract]
Schedule of Operating Expenses
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Other operating expenses(a)	$31,071	$24,659	$53,289	$44,910
Compensation and employee benefits(b)	25,210	21,553	49,698	47,626
Cost of equipment sales(c)	5,282	4,242	12,071	10,353
Cost of third-party satellites(d)	165	102	2,006	709
Operating expenses	$61,728	$50,556	$117,064	$103,598

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(a)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and six months ended June 30, 2026 included $0.7 million and $1.2 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and six months ended June 30, 2025 — $0.2 million and $1.0 million).

(b)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(c)      Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third-party satellite capacity.

(d)      Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.